Filed pursuant to Rule 497(e)

File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

ARTISAN MID CAP VALUE FUND

ARTISAN VALUE FUND

(each, a “Fund”)

SUPPLEMENT DATED 28 JANUARY 2019 TO EACH

FUND’S SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

CURRENT AS OF THE DATE HEREOF

Effective 1 February 2019, Craig Inman will be added as a Portfolio Manager of Artisan Mid Cap Value Fund and Artisan Value Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE